BMW Vehicle Owner Trust 2010-A

Accrued Interest Date:	2/25/11	Collection Period Ending:	2/28/11
Current Payment Date:	3/25/11	Period:	11

Balances
	Initial	Beginning of Period	End of Period
Pool Balance	$807,017,816.96	$534,962,048.97	$513,383,598.69
Yield Supplement Overcollateralization	$31,823,968.20	$20,320,816.04	$19,399,063.59
Adjusted Pool Balance	$775,193,848.76	$514,641,232.93	$493,984,535.10
Reserve Account	$1,937,984.62	$1,937,984.62	$1,937,984.62
Overcollateralization	$25,193,848.76	$33,333,335.50	$33,333,335.50

Notes

Class A-1 Notes	$179,200,000.00	-	-
Class A-2 Notes	$239,000,000.00	$149,507,897.43	$128,851,199.60
Class A-3 Notes	$254,000,000.00	$254,000,000.00	$254,000,000.00
Class A-4 Notes	$77,800,000.00	$77,800,000.00	$77,800,000.00
	$750,000,000.00	$481,307,897.43	$460,651,199.60

Reconciliation of Collection Account
Available Funds:
Available Interest:
Interest Collected on Receivables	$1,742,844.38
Servicer Advances	100,857.30
Servicer Advance Reimbursement	118,792.03
Administrative Purchase Payment	0.00
Warranty Purchase Payment	0.00
Recoveries	38,860.33
Investment Earnings on Trust Accounts
Interest from Reserve Account	160.14
Interest from Collection Account	2,451.05
Total Available Interest	$1,766,381.17
Available Principal:
Principal Collection on Receivables
Receipts of Scheduled Principal	$13,655,419.80
Receipts of Pre-Paid Principal	7,498,143.72
Liquidation Proceeds	225,515.43
Administrative Purchase Payment
Warranty Purchase Payment	0.00
Total Available Principal	$21,379,078.95
Advances from the Reserve Account	$0.00
Release from the Reserve Fund Account	$0.00

Total Available Funds	$23,145,460.12
Distributions:
Servicing Fees	$445,801.71
Non-recoverable Servicer Advance Reimbursement	13,979.09
Noteholder’s Accrued and Unpaid Interest	515,087.81
Priority Principal Distribution to Noteholder’s	0.00
Reserve Account Deposit to achieve the Specified Reserve Account Balance	0.00
Regular Principal Distributable Amount to Noteholders	20,656,697.83
Owner Trustee and Indenture Trustee Fees	0.00
Certificate Distribution Account (any remaining payments)	1,513,893.68
Total Distributions	$23,145,460.12

Monthly Period Receivables Principal Balance Calculation
Beginning Receivable Principal Balance	$534,962,048.97
Monthly Principal Received
Regular Principal Received	$13,655,419.80
Prepaid Principal Received	7,498,143.72
Liquidations	225,515.43
Principal Balance Allocable to Gross Charge-offs	199,371.33
Principal Portion of Repurchased Receivables	0.00
Total Monthly Principal Amounts	$21,578,450.28
Ending Receivable Principal Balance	$513,383,598.69

Distributions
Interest Distributable Amount		Interest Rate	Current Payment	Per $1,000
Class A-1 Notes		0.27929%	$0.00	0.00
Class A-2 Notes		0.68000%	$84,721.14	0.35
Class A-3 Notes		1.39000%	$294,216.67	1.16
Class A-4 Notes		2.10000%	$136,150.00	1.75
			$515,087.81

Monthly Principal Distributable Amount	Beginning Balance	Current Payment	Ending Balance	Per $1,000	Note Factor
Class A-1 Notes	-	0.00	-	0.00	0.00
Class A-2 Notes	$149,507,897.43	20,656,697.83	$128,851,199.60	86.43	0.54
Class A-3 Notes	$254,000,000.00	0.00	$254,000,000.00	0.00	1.00
Class A-4 Notes	$77,800,000.00	0.00	$77,800,000.00	0.00	1.00
	481,307,897.43	20,656,697.83	$460,651,199.60

Carryover Shortfalls
	Prior Period Carryover	Current Payment	Per $1,000
Class A-1 Interest Carryover Shortfall	-	-	-
Class A-2 Interest Carryover Shortfall	-	-	-
Class A-3 Interest Carryover Shortfall	-	-	-
Class A-4 Interest Carryover Shortfall	-	-	-

Yield Supplement Overcollateralization
Beginning Period Required Amount	$20,320,816.04
Beginning Period Amount	20,320,816.04
Current Distribution Date Required Amount	19,399,063.59
Current Period Release	921,752.45
Ending Period Amount	19,399,063.59
Next Distribution Date Required Amount	$18,498,642.25

Reserve Account

Beginning Period Required Amount	$1,937,984.62
Beginning Period Amount	1,937,984.62
Net Investment Earnings	160.14
Current Period Deposit Amount Due	0.00
Reserve Fund Draw Amount	0.00
Ending Period Required Amount	1,937,984.62
Release to Depositor	160.14
Ending Period Amount	$1,937,984.62

Overcollateralization

Beginning Period Overcollateralization Amount	$33,333,335.50
Target Overcollateralization Amount	$33,333,335.50
Ending Period Over Collateralization Amount	$33,333,335.50
Current Period Release	$0.00

Receivables Data

	Beginning Period	Ending Period
Number of Specified Leases	26,606	25,134
Weighted Average Remaining Term	42.47	39,93
Weighted Average Annual Percentage Rate	4.09%	4.08%

Delinquencies	Dollar Amount	Percentage
30-59 Days	$4,088,740.79	0.80%
60-89 Days	602,707.06	0.12%
90-119 Days	257,909.98	0.05%
120+ Days	398,080.36	0.08%
Total 30+ Days Past Due	$5,347,438.20	1.04%

Write-offs
Gross Principal Write-offs for Current Period		$200,780.62
Recoveries for Current Period		38,860.33
Net Write-Offs for Current Period		161,920.29
Cumulative Net Realized Losses		$1,759,203.21

Repossessions	Dollar	Units
Beginning Period Repossessed Receivables Balance	731,020.94	32
Ending Period Repossessed Receivables Balance	650,760.64	31

Principal Balance of 90+ Day Repossessed Vehicles	54,536.13	3

* The presentation of the 90+ Days Repossessed Vehicles amount, for both units and dollars, has been changed to reflect the number of days in inventory rather than the number of days delinquent (which is what has been reported in prior reports). Actual numbers for all reporting periods since deal inception under this revised presentation have been lower than those numbers reported on prior servicer reports since deal inception.